UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON D.C. 20549
                             FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2008
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                             Cambridge Financial Group, Inc.
Address:                          4100 Horizons Drive
                                  Suite 200
                                  Columbus, OH  43220
13F File Number:

The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:                 Gregory J. Bauer
Title:                Managing Director
Phone:                614-457-1530
Signature,            Place,                and Date of Signing:
                      Columbus, Ohio        02/13/2009
Report Type (Check only one.):
                               [ X]        13F HOLDINGS REPORT.
                               [  ]        13F NOTICE.
                               [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      31
Form 13F Information Table Value Total:      667668
List of Other Included Managers:
No.  13F File Number

Information Table:

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
______________________________ ________________ _________ ________ ________ ___ ____ _______ ____________ ________ ________ ________
ARCHER DANIELS MIDLAND CO       COM             039483102    34096  1182656 SH       SOLE                  1182656
Amgen                           COM             031162100    26030   450729 SH       SOLE                   450729
AMAZON.COM                      COM             023135106    15373   299777 SH       SOLE                   299777
BB&T Corporation                COM             054937107    17990   655145 SH       SOLE                   655145
Burlington Northern Santa Fe    COM             12189T104    18110   239206 SH       SOLE                   239206
CATERPILLAR INC DEL             COM             149123101    15777   353179 SH       SOLE                   353179
Colgate-Palmolive Co            COM             194162103    19021   277511 SH       SOLE                   277511
ConocoPhillips                  COM             20825C104    14135   272883 SH       SOLE                   272883
Covidien                        COM             G2552X108    13845   382050 SH       SOLE                   382050
CSX CORP                        COM             126408103    16867   519469 SH       SOLE                   519469
DIRECTV GROUP INC               COM             25459L106    24565  1072242 SH       SOLE                  1072242
EXPRESS SCRIPTS                 COM             302182100    18009   327552 SH       SOLE                   327552
GENERAL ELECTRIC CO             COM             369604103    12077   745492 SH       SOLE                   745492
HEWLETT PACKARD CO              COM             428236103    21364   588704 SH       SOLE                   588704
INTERNATIONAL BUSINESS MACHS    COM             459200101    20655   245422 SH       SOLE                   245422
Johnson Controls                COM             478366107    12701   699380 SH       SOLE                   699380
MCDONALDS CORP                  COM             580135101    26469   425618 SH       SOLE                   425618
Marsh & McClennan               COM             571748102    15839   652625 SH       SOLE                   652625
MONSANTO CO NEW                 COM             61166W101    19704   280082 SH       SOLE                   280082
MARATHON OIL CORP               COM             565849106    16709   610708 SH       SOLE                   610708
Microsoft                       COM             594918104    14523   747051 SH       SOLE                   747051
ORACLE CORP                     COM             68389X105    22226  1253585 SH       SOLE                  1253585
DONNELLEY R R & SONS CO         COM             257867101    10707   788441 SH       SOLE                   788441
Raytheon Co                     COM             755111507    19201   376203 SH       SOLE                   376203
The Charles Schwab Corporation  COM             808513105    15538   960943 SH       SOLE                   960943
SPDR Trust                      COM             78462F103    94888  1051505 SH       SOLE                   893675
Southwestern Energy Co          COM             845467109    17822   615172 SH       SOLE                   615172
Textron                         COM             883203101    11352   818465 SH       SOLE                   818465
U.S. Bancorp Del New            COM             902973304    14947   597639 SH       SOLE                   597639
Wells Fargo & Company New       COM             949746101    21043   713791 SH       SOLE                   713791
WAL MART STORES INC             COM             931142103    46085   822065 SH       SOLE                   822065